Cover Page Cover Page	Jul. 31, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	STERIS plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson's Quay,
Entity Address, City or Town	Dublin 2,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
City Area Code	353
Local Phone Number	1 232 2000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001757898
Amendment Flag	false
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
STE Two700 Senior Notes Due2031 Member
Document Information [Line Items]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Two700 Senior Notes Due2051 Member
Document Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE